Note 9 - Stock options (Tables)	12 Months Ended
Jul. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity
	July 31, 2013		July 31, 2012		July 31, 2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of the year	20,150	$40	20,150	$40	20,150	$ 40
Granted	-	-	-	-	-	-
Exercised	-	-	-	-	-	-
Expired or cancelled	15,650	-	-	-	-	-
Outstanding at end of year	4,500	$ 40	20,150	$ 40	20,150	$ 40

Schedule of outstanding options

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Subject to Exercise
$40	4,500	1	4,500
Total	4,500	1	4,500

Range exercise prices, stock options
	Range of Exercise Prices		Weighted Average Exercise
	High	Low	Shares	Price
Year Ending July 31, 2014	$ 40	$ 40	4,500	$ 40